Share-based Compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares Outstanding
Granted	77,918,466	27,495,737
Restricted shares | Employees | Prime Hubs Restricted Shares Plan (the "Prime Hubs Plan")
Number of Shares Outstanding
Unvested, Beginning Balance	7,058,338	8,400,000	13,450,000
Granted		2,000,000
Vested	(7,058,338)	(3,133,329)	(3,362,500)
Forfeited		(208,333)	(1,687,500)
Unvested, Ending Balance	0	7,058,338	8,400,000
Weighted Average Grant Date Fair Value
Unvested, Beginning Balance	$ 1.04	$ 0.72	$ 0.72
Granted		2.05
Vested	1.04	0.84	0.72
Forfeited		0.72	0.72
Unvested, Ending Balance	$ 0.00	$ 1.04	$ 0.72
Restricted shares | Non Employees | Prime Hubs Restricted Shares Plan (the "Prime Hubs Plan")
Number of Shares Outstanding
Unvested, Beginning Balance	0	0	2,950,000
Vested			(2,950,000)
Unvested, Ending Balance	0	0	0
Weighted Average Grant Date Fair Value
Unvested, Beginning Balance	$ 0.00	$ 0.00	$ 1.25
Vested			1.25
Unvested, Ending Balance	$ 0.00	$ 0.00	$ 0.00